Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets
7	Goodwill and Intangible assets
The Company has recognized goodwill of RMB
37,785
(US$
5,478
) as of December 31, 2022 as part of the SendCloud business acquisition
(see Note 9 for details).

There were
no
impairment
charges

in the carrying amount of goodwill during the year ended December 31, 2022.
Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Computer software, systems and technology	13,623	14,123	2,048
Brand	—	10,300	1,493
Customer relationship	—	13,800	2,001
Less: Accumulated amortization	(8,225)	(14,276)	(2,070)

Total intangible assets, net	5,398	23,947	3,472

No
impairment charges were recognized on intangible assets for the years ended December 31, 2020, 2021 and 2022, respectively.
The weighted average amortization period of intangible assets were
3.9
years,
4.0
years and
6.0
years for the years ended December 31, 2020, 2021 and 2022, respectively.
Amortization expense of intangible assets were RMB
4,366
, RMB
4,481
and RMB
6,043
(US$
876
) for the years ended December 31, 2020, 2021 and 2022, respectively.

Estimated amortization expense relating
to
the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2023	6,192	898
2024	4,378	635
2025	3,805	552
2026	3,790	549
2027	1,490	216
There were no intangible assets with an indefinite useful life as of December 31, 2021 and 2022.